Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Cartiheal Ltd
Acquisitions
Schedule of fair value of assets acquired and liabilities assumed

CartiHeal (2009) Ltd
$ million
Intangible assets – Product-related and trade name	84
Inventory	1
Cash	6
Other liabilities	(2)
Trade and other payables	(1)
Net deferred tax liability	(3)
Net assets	85
Goodwill	146
Consideration	231